Share-based payments - Additional Information (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2025 shares	May 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares program $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2020 shares	Sep. 10, 2025 $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment, social security expense | $				$ (9,000,000)	$ (13,000,000)	$ (300,000)
Share-based payment, excluding social security expense | $				$ 148,000,000	81,000,000	44,000,000
Share-based payment arrangements, vesting period				4 years
Share-based payments expense | $				$ 156,000,000	93,000,000	$ 43,000,000
Expected dividend, share options granted | $				0
Commercial agreement | Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares from share-based payment transactions | $				233,000,000	$ 17,900,000
Commercial agreement | Sales and marketing expenses | Consumer acquisition services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares from share-based payment transactions | $				50,000,000
Commercial agreement | Sales and marketing expenses | Brand awareness services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares from share-based payment transactions | $				$ 183,000,000
Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				8,834,736	400,065
Weighted average fair value, granted during period (in us dollar per share) | $ / shares				$ 104
Number of other equity instruments granted (in shares)				108,960	216,468
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares entitled (in shares)				1
Number of options granted (in shares)				299,572
IPO, offering share (USD per share) | $ / shares				$ 40.00				$ 40.00
Ordinary shares | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amended during the year (in shares)				1,470,618
Share options, class C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares entitled (in shares)				2
Share options, class C | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				17,505,672
Weighted average fair value, granted during period (in us dollar per share) | $ / shares				$ 91.8
Weighted average fair value, amended during period (in us dollar per share) | $ / shares				$ 91.8
Amended during the year (in shares)				2,941,236
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based payment arrangements programs | program				2
Share-based payment arrangements, vesting period				4 years
Number of other equity instruments granted (in shares)				1,026,951	0	0
Number of other equity instruments outstanding in share-based payment arrangement				998,907	0	0				0
Restricted share units | Klarna Group PLC subsidiary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)				123,335	22,659,832	7,081,803
Number of other equity instruments released (in shares)				8,225,629	3,164,977	2,411,162
Number of other equity instruments outstanding in share-based payment arrangement				14,597,215	26,411,646	10,208,104				7,988,295
Restricted share units | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				2,563,600
Legacy RSU Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period							4 years
Share-based payment arrangements, vesting percentage							25.00%
Share exchange ratio				0.25	0.25	0.24
Legacy RSU Program | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares received per award vested (in shares)							1
Klarna Group PLC RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period				4 years
Share-based payment arrangements, vesting percentage				25.00%
Klarna Group PLC RSU | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares received per award vested (in shares)				1
Share warrants and share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exchange ratio				12	12	12
Number of options granted (in shares)				24,909,751	6,100,140	0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares				$ 57.0	$ 46.0	$ 0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares				$ 38.2
Amended during the year (in shares)				1,477,164
Number of options exercised (in shares)				2,400,000	0	0
Share warrants and share options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period				4 years
Share warrants and share options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period				5 years
Share warrants and share options | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares received per award vested (in shares)				1
KHAB Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options repurchased and not vested in share-ased payment arrangement (in shares)				6,456
KHAB Warrants | Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense | $				$ 100,000
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options repurchased (in shares)				1,267,752
Share repurchase, amount | $				$ 17,200,000
Weighted average remaining contractual life				4 years 2 months 12 days	3 years
Number of share options exercisable (in shares)				2,145,590	1,299,360
Warrants | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 34	$ 34
Warrants | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 51	$ 51
Warrants | Commercial agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)				15,740,059	1,299,360
Number of options vested (in shares)				3,910,393
Number of options exercised (in shares)				2,400,000
Share-based payment arrangement, requisite service period				5 years
Share-based payments expense | $				$ 27,000,000
Deferred expense to be recognized from share-ased payment transactions | $				$ 75,000,000
Current tax liabilities | $									$ 48,000,000
Decrease in current tax liability | $			$ 22,000,000
Warrants | Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options repurchased (in shares)				17,500
Warrants | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee restricted share unit program | $				$ 0
Warrants | Klarna Group PLC subsidiary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				0	360,590	1,102,024
Weighted average fair value, granted during period (in us dollar per share) | $ / shares				$ 0	$ 515.0	$ 578.0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares				$ 0
Amended during the year (in shares)				0
Number of options exercised (in shares)				90,000	126,580	65,346
Number of options repurchased (in shares)				105,646
Weighted average remaining contractual life				1 year 10 months 24 days	2 years 8 months 12 days	3 years 6 months
Number of share options exercisable (in shares)				0	40,000	51,500
Weighted average fair value at measurement date, share options granted | $					$ 17	$ 16
Warrants | Klarna Group PLC subsidiary | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 0.10	$ 0.10	$ 0.10
Warrants | Klarna Group PLC subsidiary | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 1,508	$ 1,508	$ 1,508
Warrants | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercised (in shares)				2,400,000
Warrants | Ordinary shares | Commercial agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares received per award vested (in shares)				1	1
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period				4 years
Weighted average remaining contractual life				3 years 4 months 24 days	3 years 7 months 6 days
Number of share options exercisable (in shares)				2,935,177	1,460,856
Weighted average fair value at measurement date, share options granted | $				$ 53	$ 9
Share options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 38	$ 38
Share options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 114	$ 114
Share options | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amended during the year (in shares)				1,477,164
Share options, class C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				17,505,672	0	0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares				$ 45.9	$ 0	$ 0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares				$ 19.1
Amended during the year (in shares)				(2,941,236)
Number of options exercised (in shares)				0	0	0
Weighted average remaining contractual life				3 years 8 months 12 days
Number of share options exercisable (in shares)				9,523,581	0
Weighted average fair value at measurement date, share options granted | $				$ 29
Share options, class C | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 19
Share options, class C | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (USD per share) | $ / shares				$ 57
Equity-related instruments, business acquisition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments released (in shares)		329,484
Weighted average fair value at measurement date, other equity instruments granted (in USD per share) | $		$ 51
Number of other equity instruments outstanding in share-based payment arrangement					0
Employee Equity Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments expense | $						$ 0
Number of ordinary shares held (in shares)	28,762
Number of ordinary shares exchanged (in shares)	1,948,166
Employee Equity Program | Klarna Holding AB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares held (in shares)					28,762	31,122
Number of ordinary shares exchanged (in shares)					2,347	10,693
Employee Equity Program | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				1,948,166
Direct Share Issuance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)				150,760	216,468
Direct Share Issuance | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted (in USD per share) | $				$ 34	$ 34